Goodwill - Summary of Changes in Carrying Amounts of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 188,768	$ 120,671
Aicel acquisition	5,794	68,612
Impact of foreign currency fluctuations	(200)	(515)
Ending balance	$ 194,362	$ 188,768